S000005024 [Member] Investment Risks - Ariel Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk [Text Block]
•	Small/mid cap stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.
•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
•	The Fund is often concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.
•	Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.